Pension and Postretirement Benefit Plans and Defined Contribution Plans - Funded Status Recognized in Consolidated Balance Sheets (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	[1]	$ 0	$ 0
Current liabilities	[2]	(29)	(31)
Noncurrent liabilities	[3]	(1,371)	(1,504)
Funded status		(1,401)	(1,534)
United States [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	[1]	0	0
Current liabilities	[2]	(1)	0
Noncurrent liabilities	[3]	(2,088)	(2,418)
Funded status		(2,089)	(2,418)
United States [Member] | U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	[1]	0	0
Current liabilities	[2]	(167)	(160)
Noncurrent liabilities	[3]	(1,113)	(1,336)
Funded status		(1,280)	(1,495)
Foreign Plan [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	[1]	401	454
Current liabilities	[2]	(28)	(26)
Noncurrent liabilities	[3]	(2,111)	(2,172)
Funded status		$ (1,738)	$ (1,745)

[1]	Included primarily in Other noncurrent assets.
[2]	Included in Accrued compensation and related items.
[3]	Included in Pension benefit obligations, net and Postretirement benefit obligations, net, as appropriate.